American Beacon Large Cap Value Fund

Supplement dated October 17, 2024 to the

Prospectus and Summary Prospectus,

each dated March 1, 2024, as previously amended or supplemented

Effective December 31, 2024, Thomas P. Crowley of Massachusetts Financial Services Company (“MFS”) will be added as a Portfolio Manager for the American Beacon Large Cap Value Fund (the “Fund”). In addition, effective May 1, 2026, it is expected that Nevin Chitkara of MFS will retire from his position as a Portfolio Manager for the Fund. Therefore, effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

I. On page 31 of the Prospectus and page 6 of the Summary Prospectus, under the heading “Fund Summaries – American Beacon Large Cap Value Fund – Portfolio Managers,” the information regarding MFS is deleted and replaced with the following:

Massachusetts	Katherine Cannan	Nevin Chitkara
Financial Services	Investment Officer and	Investment Officer and
Company	Portfolio Manager	Portfolio Manager
	Since 2019	Since 2010[1]

Thomas P. Crowley
Investment Officer and
Portfolio Manager
Since 2024[2]

1  Mr. Chitkara is expected to retire effective May 1, 2026.

2  Effective December 31, 2024.

II. On page 66 of the Prospectus, under the heading “Fund Management – The Sub-Advisors – Massachusetts Financial Services Company (“MFS”), the final sentence of the first paragraph is deleted and replaced with the following:

MFS serves as a sub-advisor to the American Beacon Large Cap Value Fund, and Nevin Chitkara, Katherine Cannan, and Thomas P. Crowley (effective December 31, 2024) co-manage MFS’ Large Cap Value Equity strategy of the Fund. Mr. Chitkara is expected to retire effective May 1, 2026.

III. On page 66 of the Prospectus, under the heading ”Fund Management – The Sub-Advisors – Massachusetts Financial Services Company (“MFS”), the paragraph is added after the paragraph related to Nevin Chitkara:

Thomas P. Crowley, CFA, is an investment officer and an equity research analyst at MFS Investment Management® (MFS®). He serves as the team leader for the firm’s Capital Goods sector research team and is a member of the Consumer Staples team. Thomas joined MFS in 2007. Previously, he was a research analyst in the consumer discretionary and staples sector teams at Putnam Investments for seven years. He received a Bachelor of Arts degree from The College of the Holy Cross and an MBA from Dartmouth College, Tuck School of Business. Thomas also holds the Chartered Financial Analyst (CFA) designation from the CFA Institute and is an affiliate of the Boston Security Analyst’s Society.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Large Cap Value Fund

Supplement dated October 17, 2024 to the

Statement of Additional Information,

dated March 1, 2024, as previously amended or supplemented

Effective December 31, 2024, Thomas P. Crowley of Massachusetts Financial Services Company (“MFS”) will be added as a Portfolio Manager for the American Beacon Large Cap Value Fund (the “Fund”). In addition, effective May 1, 2026, it is expected that Nevin Chitkara of MFS will retire from his position as a Portfolio Manager for the Fund. Therefore, effective immediately, the following changes are made to the Fund’s Statement of Additional Information, as applicable:

I. On page 62, under the heading “Portfolio Managers,” the table relating to MFS is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Massachusetts Financial Services Company
Katherine Cannan	10 ($63.2 bil)	3 ($5.2 bil)	16 ($5.7 bil)	None	None	None
Nevin Chitkara[1]	10 ($63.2 bil)	3 ($5.3 bil)	16 ($5.7 bil)	None	None	None
Thomas P. Crowley[2]	None	None	None	None	None	None

1  Mr. Chitkara is expected to retire effective May 1, 2026.

2  Mr. Crowley will join the portfolio management team effective December 31, 2024. Information provided as of August 31, 2024.

II. On page 69, under the heading “Portfolio Managers – Compensation - MFS,” the table following the sixth paragraph is deleted and replaced with the following:

Portfolio Manager	Benchmark(s)
Katherine Cannan	Russell 1000® Value Index
Nevin Chitkara[1]	Russell 1000® Value Index
Thomas P. Crowley[2]	Russell 1000® Value Index

1  Mr. Chitkara is expected to retire effective May 1, 2026.

2  Mr. Crowley will join the portfolio management team effective December 31, 2024.

III. On page 71, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to MFS is deleted and replaced with the following:

American Beacon Large Cap Value Fund
Massachusetts Financial Services Company
Katherine Cannan	None
Nevin Chitkara[1]	None
Thomas P. Crowley[2]	None

1  Mr. Chitkara is expected to retire effective May 1, 2026.

2  Mr. Crowley will join the portfolio management team effective December 31, 2024. Information provided as of August 31, 2024.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE